Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Parenthetical) (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivative Instrument Detail [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 0	$ 0